UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Pennant Windward Fund, Ltd.(1)

Address:    P.O. Box 30362, SMB, 3rd Floor
            George Town, Grand Cayman
            Cayman Islands, B.W.I.

13F File Number: 028-11665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Alan Fournier
Title:      Director
Phone:      (973) 701-1100

Signature, Place and Date of Signing:


/s/ Alan Fournier              Chatham, New Jersey            February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

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(1)   Prior to July 1, 2009, Pennant Windward Fund, Ltd. (the "Fund") made all of its investments directly. On July 1, 2009, the Fund began to invest through a "master-feeder" fund structure in Pennant Windward Master Fund, L.P. (the "Master Fund"). As a result, the Fund currently no longer has investment discretion over $100 million in 13F securities. The Fund will therefore not make the next three consecutive 13F filings.

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

      028-10370               Pennant Capital Management, LLC
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  $0
                                         (thousands)

List of Other Included Managers: NONE

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